GENERAL AND ADMINISTRATIVE EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
GENERAL AND ADMINISTRATIVE EXPENSES
Allowance for expected credit losses		Rp 1,899	Rp 2,208	Rp 1,494
General expenses		1,651	1,792	1,449
Professional fees		793	823	498
Training, education and recruitment		461	463	531
Travelling		410	415	475
Meeting		276	233	241
Social contribution		200	181	197
Collection expenses		176	157	135
Others		341	322	240
Total	$ 447	Rp 6,207	Rp 6,594	Rp 5,260